Shareholder's Equity - Additional Information (Detail) (USD $)	1 Months Ended						12 Months Ended				1 Months Ended
	Dec. 31, 2011	Apr. 05, 2011	Mar. 30, 2011	Mar. 23, 2011	Mar. 11, 2011	Nov. 29, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 10, 2010	Dec. 31, 2009	Apr. 05, 2011 Private Placement	Nov. 30, 2011 Public Offering	Dec. 31, 2011 Underwriters	Dec. 31, 2012 Quantum Pacific Gibraltar Limited
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized	5,000,000,000							5,000,000,000	2,000,000	805,000
Common stock, par value	$ 0.01							$ 0.01		$ 0.001	$ 0.01
Common stock, shares issued	224,100,000							224,100,000		805,000
Conversion of related-party loan into equity				$ 142,800,000		$ 655,000,000
Issuance of shares upon conversion of related-party loan							892,609,000
Issuance of shares upon conversion of related-party loan (in shares)							1,115,761
Common shares issued value					50,000
Common shares issued	7,200,000		145,000,000		50,000						60,000,000	6,000,000	900,000
Common shares issued, stock split			5,000,000
Shares authorized value			50,000,000
Proceeds from issuance of private placement		575,500,000
Proceeds from issuance of initial public offering	$ 50,300,000
Shares issued as percentage of outstanding common shares	3.30%
Common stock, shares outstanding	216,900,000							216,902,000
Percentage of outstanding shares														69.20%